UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Tax Free Money Fund Investment
	Principal Amount ($)	Value ($)
Municipal Investments 103.2%
Alaska 0.8%
Anchorage, AK, General Obligation, 6.0%, 10/1/2014, INS: NATL	1,000,000	1,000,000
Arizona 3.1%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.06% *, 10/1/2026, LOC: Bank of America NA	3,955,000	3,955,000
California 10.9%
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.14% *, 8/3/2043, LIQ: Royal Bank of Canada	600,000	600,000
California, State Kindergarten, Series B1, 0.01% *, 5/1/2034, LOC: Citibank NA	400,000	400,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.54% *, 9/6/2035, GTY: Citibank NA, LIQ: Citibank NA	5,060,000	5,060,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 1.5%, 6/25/2015	3,000,000	3,030,438
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	3,000,000	3,041,965
University of California, Regents Medical Center Pooled Revenue, Series B-1, 0.01% *, 5/15/2032, SPA: Wells Fagro Bank NA	1,700,000	1,700,000

		13,832,403
District of Columbia 0.6%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.04% *, 10/1/2039, LOC: Barclays Bank PLC	800,000	800,000
Florida 4.1%
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.06% *, 8/15/2041, LOC: SunTrust Bank	5,235,000	5,235,000
Georgia 1.9%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.11%, 11/13/2014	1,417,000	1,417,000
Rockdale County, GA, Water & Sewerage Authority, 144A, Prerefunded 7/1/2015 @ 100, 5.0%, 7/1/2020, INS: AGMC	1,000,000	1,036,000

		2,453,000
Hawaii 2.0%
Hawaii, State Department of Budget & Finance, Special Purpose Mortgage Revenue, Wailuku River Hydroelectric, AMT, 0.09% *, 12/1/2021, LOC: Union Bank of California	2,510,500	2,510,500
Idaho 2.4%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2015	3,000,000	3,042,194
Illinois 11.8%
Channahon, IL, Morris Hospital Revenue, Series D, 0.04% *, 12/1/2032, LOC: U.S. Bank NA	2,760,000	2,760,000
DuPage County, IL, School District No. 4 Addison, Prerefunded 1/1/2015 @ 100, 4.1%, 1/1/2021, INS: AGMC	1,165,000	1,176,262
Illinois, State Educational Facilities Authority, State Xavier University Project, Series A, 144A, 0.05% *, 10/1/2032, LOC: Bank of America NA	3,010,000	3,010,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.05% *, 4/1/2033, LOC: Northern Trust Co.	3,300,000	3,300,000
Illinois, Upper River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, AMT, 0.2% *, 8/1/2033, LOC: Bank of America NA	4,815,000	4,815,000

		15,061,262
Indiana 3.1%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.11% *, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	1,380,000	1,380,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.04% *, 3/1/2033, LOC: Northern Trust Co.	2,600,000	2,600,000

		3,980,000
Iowa 2.8%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.05% *, 1/1/2031, LOC: Northern Trust Co.	3,535,000	3,535,000
Maryland 3.1%
Montgomery County, MD, TECP, 0.09%, 11/5/2014, LIQ: State Street Bank & Trust Co.	4,000,000	4,000,000
Massachusetts 3.0%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	500,000	502,270
Massachusetts, University Building Authority, TECP, 0.11%, 1/8/2015, LOC: State Street Bank & Trust Co.	3,300,000	3,300,000

		3,802,270
Minnesota 3.9%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Allina Health Care Systems, Series B-1, 0.03% *, 11/15/2035, LOC: JPMorgan Chase Bank NA	4,920,000	4,920,000
Mississippi 0.8%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series D, 0.04% *, 12/1/2030, GTY: Chevron Corp.	1,050,000	1,050,000
Missouri 1.0%
Kansas City, MO, Special Obligation, H. Roe Bartle, Series E, 0.06% *, 4/15/2034, LOC: Sumitomo Mitsui Banking	1,250,000	1,250,000
New Hampshire 7.0%
New Hampshire, State Health & Education Facilities Authority Revenue, Bishop Guertin High School, 0.04% *, 9/1/2032, LOC: TD Bank NA	4,475,000	4,475,000
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.05% *, 12/1/2034, LOC: Citizens Bank of NH	4,400,000	4,400,000

		8,875,000
New Jersey 2.8%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.09% **, 7/3/2017, LOC: Barclays Bank PLC	3,500,000	3,500,000
New York 12.4%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home Aged Project, 0.06% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,485,000	1,485,000
New York, General Obligation, Series H, 2.0%, 8/1/2015	1,000,000	1,015,657
New York, RIB Floater Trust, Series 1WX, 144A, 0.05% *, 6/15/2035, LIQ: Barclays Bank PLC	2,000,000	2,000,000
New York City, NY, Health & Hospital Corp., HHC Capital Corp., Series D, 144A, 0.04% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,000,000	2,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series FF-1, 0.05% *, 6/15/2044, SPA: Bank of America NA	5,000,000	5,000,000
New York City, NY, Transitional Finance Authority Revenue, Series 3393, 144A, 0.05% *, 11/1/2042, LIQ: Morgan Stanley Bank	2,000,000	2,000,000
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.05% *, 6/1/2021, LIQ: Citibank NA	930,000	930,000
Saratoga County, NY, Capital Resource Corp. Revenue, Saratoga Hospital Project, 0.04% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	1,315,000	1,315,000

		15,745,657
North Carolina 4.3%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, 0.05% *, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
North Carolina, State Educational Facilities Finance Agency, Duke University Project, Series A, 0.03% *, 12/1/2017	1,700,000	1,700,000

		5,530,000
Oregon 0.8%
Clackamas County, OR, School District No. 86, 144A, Prerefunded 6/15/2015 @ 100, 5.0%, 6/15/2018, INS: AGMC	1,025,000	1,059,967
Pennsylvania 3.2%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series E, 0.05% *, 12/1/2018, GTY: Kimberly-Clark Corp.	3,500,000	3,500,000
Northeastern, PA, Hospital & Education Authority, Commonwealth Medical College Project, 0.04% *, 9/1/2034, LOC: PNC Bank NA	520,000	520,000

		4,020,000
Puerto Rico 2.4%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.24% *, 9/1/2015, LOC: Royal Bank of Canada	3,110,000	3,110,000
Tennessee 1.6%
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.2% *, 5/1/2016, LOC: BNP Paribas	2,000,000	2,000,000
Texas 12.6%
Arlington, TX, Independent School District, 144A, Prerefunded 2/15/2015 @ 100, 5.0%, 2/15/2017	5,000,000	5,090,160
Texas, Dallas Performing Arts Cultural Facilities Corp., Center for the Performing Arts Foundation, Series B, 144A, 0.05% *, 9/1/2041, LOC: JPMorgan Chase Bank NA	1,100,000	1,100,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.09% *, 2/15/2017	3,680,000	3,680,000
Texas, State Transportation Commission, Mobility Fund, Series A, 144A, Prerefunded 4/1/2015 @ 100, 5.0%, 4/1/2028	4,885,000	5,003,364
Williamson County, TX, General Obligation, Prerefunded 2/15/2015 @ 100, 5.0%, 2/15/2030, INS: NATL	1,235,000	1,257,105

		16,130,629
West Virginia 0.8%
Cabell County, WV, University Facilities, Provident Group Marshall Properties, Series A, 0.06% *, 7/1/2039, LOC: Bank of America NA	1,000,000	1,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $131,397,882) †	103.2	131,397,882
Other Assets and Liabilities, Net	(3.2)	(4,131,736)

Net Assets	100.0	127,266,146

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2014.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2014.

† The cost for federal income tax purposes was $131,397,882.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$131,397,882	$—	$131,397,882
Total	$—	$131,397,882	$—	$131,397,882

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014